Stockholder's Equity - Schedule of Stock Option Grant Activity (Details)	10 Months Ended
Dec. 31, 2025 $ / shares shares
Schedule of Stock Option Grant Activity [Abstract]
Number, Outstanding | shares
Weighted Average Exercise Price, Outstanding | $ / shares
Number, Granted | shares	13,120,888
Weighted Average Exercise Price, Granted | $ / shares	$ 14.43
Weighted Average Remaining Life, Granted	4 years 2 months 4 days
Number, Expired | shares
Weighted Average Exercise Price, Expired | $ / shares
Number, Exercised | shares
Weighted Average Exercise Price, Exercised | $ / shares
Number, Outstanding | shares	13,120,888
Weighted Average Exercise Price, Outstanding | $ / shares	$ 14.43
Weighted Average Remaining Life, Outstanding	4 years 2 months 4 days